Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.7%
55,886	iShares 20+ Year Treasury Bond ETF	$6,562,693	2.0
118,291	iShares MSCI Japan ETF	6,642,039	2.0
88,893	iShares Russell 1000 Growth ETF	21,793,897	6.7
57,182	Schwab U.S. TIPS ETF	3,309,694	1.0
144,819	Vanguard Global ex-U.S. Real Estate ETF	6,650,088	2.0
100,283	Vanguard Real Estate ETF	9,924,006	3.0

	Total Exchange-Traded Funds
	(Cost $60,182,166)	54,882,417	16.7

MUTUAL FUNDS: 82.3%
	Affiliated Investment Companies: 67.0%
1,168,951	Voya Floating Rate Fund - Class I	9,889,328	3.0
2,993,962	Voya Global Bond Fund - Class R6	23,143,325	7.0
952,526	Voya High Yield Bond Fund - Class R6	6,677,209	2.0
4,697,239	Voya Intermediate Bond Fund - Class R6	42,932,762	13.1
1,147,936	Voya Large Cap Value Fund - Class R6	14,934,652	4.6
318,371	(1) Voya MidCap Opportunities Fund - Class R6	6,650,769	2.0
1,454,335	Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,132,643	4.0
2,542,458	Voya Multi-Manager International Equity Fund - Class I	23,212,644	7.1
4,722,516	Voya Multi-Manager International Factors Fund - Class I	39,905,258	12.1
693,710	Voya Multi-Manager Mid Cap Value Fund - Class I	6,666,555	2.0
698,239	Voya Short Term Bond Fund - Class R6	6,591,378	2.0
723,668	(1) Voya Small Company Fund - Class R6	9,870,832	3.0
1,475,588	Voya U.S. High Dividend Low Volatility Fund - Class R6	16,600,367	5.1
		220,207,722	67.0

	Unaffiliated Investment Companies: 15.3%
1,099,557	TIAA-CREF S&P 500 Index Fund - Institutional Class	50,073,830	15.3

	Total Mutual Funds
	(Cost $310,619,905)	270,281,552	82.3

PURCHASED OPTIONS (2): 0.0%
	Total Purchased Options
	(Cost $26,613)	26,613	0.0

	Total Long-Term Investments
	(Cost $370,828,684)	325,190,582	99.0

SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
492,559	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.730%
	(Cost $492,559)	492,559	0.1

	Total Short-Term Investments
	(Cost $492,559)	492,559	0.1

	Total Investments in Securities (Cost $371,321,243)	$325,683,141	99.1
	Assets in Excess of Other Liabilities	2,903,179	0.9
	Net Assets	$328,586,320	100.0

(1)	Non-income producing security.
(2)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(3)	Rate shown is the 7-day yield as of July 31, 2022.

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$54,882,417	$–	$–	$54,882,417
Mutual Funds	270,281,552	–	–	270,281,552
Purchased Options	–	26,613	–	26,613
Short-Term Investments	492,559	–	–	492,559
Total Investments, at fair value	$325,656,528	$26,613	$–	$325,683,141
Other Financial Instruments+
Forward Foreign Currency Contracts	–	354,153	–	354,153
Futures	566,386	–	–	566,386
OTC Swaps	–	519,529	–	519,529
Total Assets	$326,222,914	$900,295	$–	$327,123,209
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,095,392)	$–	$(1,095,392)
Futures	(2,569,249)	–	–	(2,569,249)
OTC Swaps	–	(1,487,344)	–	(1,487,344)
Written Options	–	(343,670)	–	(343,670)
Total Liabilities	$(2,569,249)	$(2,926,406)	$–	$(5,495,655)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/21	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 7/31/22	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$12,411,899	$585,108	$(2,457,774)	$(649,905)	$9,889,328	$329,470	$(126,224)	$-
Voya Global Bond Fund - Class R6	28,832,501	979,297	(2,461,935)	(4,206,538)	23,143,325	229,399	(106,167)	-
Voya High Yield Bond Fund - Class R6	41,374,501	708,396	(32,807,514)	(2,598,174)	6,677,209	708,396	690,351	-
Voya Intermediate Bond Fund - Class R6	41,331,454	32,704,804	(25,897,921)	(5,205,575)	42,932,762	861,512	(1,187,867)	-
Voya Large Cap Value Fund - Class R6	18,538,116	2,587,284	(3,595,976)	(2,594,772)	14,934,652	141,705	83,962	2,218,106
Voya MidCap Opportunities Fund - Class R6	8,350,171	2,538,395	(651,929)	(3,585,868)	6,650,769	-	30,326	1,343,576
Voya Multi-Manager Emerging Markets Equity Fund - Class I	12,153,925	6,920,989	(421,013)	(5,521,258)	13,132,643	250,570	(27,674)	1,681,854
Voya Multi-Manager International Equity Fund - Class I	32,730,073	7,830,695	(5,100,412)	(12,247,712)	23,212,644	449,937	(881,313)	5,546,479
Voya Multi-Manager International Factors Fund - Class I	53,072,307	8,300,944	(8,097,977)	(13,370,016)	39,905,258	2,165,196	(685,123)	5,125,735
Voya Multi-Manager Mid Cap Value Fund - Class I	8,165,013	1,373,022	(1,284,227)	(1,587,253)	6,666,555	104,666	(8,103)	1,051,245
Voya Short Term Bond Fund - Class R6	-	7,658,264	(946,397)	(120,489)	6,591,378	44,333	(12,955)	-
Voya Small Company Fund - Class R6	-	9,870,832	-	-	9,870,832	-	-	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	18,563,376	5,966,767	(3,031,327)	(4,898,449)	16,600,367	278,278	88,784	4,480,087
	$275,523,336	$88,024,797	$(86,754,402)	$(56,586,009)	$220,207,722	$5,563,462	$(2,142,003)	$21,447,082

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

At July 31, 2022, the following forward foreign currency contracts were outstanding for Voya Global Diversified Payment Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 18,300,000	USD 19,066,660	BNP Paribas	08/03/22	$(361,893)
NZD 9,200,000	USD 5,696,401	Brown Brothers Harriman & Co.	08/03/22	89,460
USD 14,866,434	CAD 19,200,000	Brown Brothers Harriman & Co.	08/03/22	(127,103)
GBP 9,900,000	USD 11,935,298	Morgan Stanley Capital Services LLC	08/03/22	121,243
USD 20,970,963	SGD 29,300,000	Morgan Stanley Capital Services LLC	08/03/22	(239,449)
USD 4,077,838	AUD 6,000,000	Morgan Stanley Capital Services LLC	08/03/22	(114,440)
USD 8,262,887	NOK 82,300,000	Morgan Stanley Capital Services LLC	08/03/22	(252,507)
JPY 1,467,800,000	USD 10,864,497	The Bank of New York Mellon	08/03/22	143,450
				$(741,239)

At July 31, 2022, the following futures contracts were outstanding for Voya Global Diversified Payment Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	27	09/19/22	$6,527,250	$(43,123)
MSCI Emerging Markets Index	175	09/16/22	8,736,875	72,743
Tokyo Price Index (TOPIX)	81	09/08/22	11,768,841	493,643
U.S. Treasury 2-Year Note	23	09/30/22	4,840,602	(4,125)
			$31,873,568	$519,138
Short Contracts:
Euro STOXX 50® Index	(422)	09/16/22	(15,966,845)	(1,108,902)
MSCI EAFE Index	(34)	09/16/22	(3,318,570)	(189,275)
S&P 500® E-Mini	(68)	09/16/22	(14,053,900)	(1,223,824)
			$(33,339,315)	$(2,522,001)

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

At July 31, 2022, the following OTC total return swaps were outstanding for Voya Global Diversified Payment Fund:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date		Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	iShares S&P 500 Value ETF	At Maturity	0.00%	At Maturity	Goldman Sachs International	08/01/22	USD	11,203,686	$500,726	$–	$500,726
Receive	iShares S&P 500 Growth ETF	At Maturity	0.00%	At Maturity	Goldman Sachs International	08/01/22	USD	11,201,530	(1,321,441)	–	(1,321,441)
Receive	JPMorgan JPUSVCO1 Index (2)	Quarterly	(0.06%)	Quarterly	JPMorgan Chase Bank N.A.	08/31/22	USD	10,074,518	(116,003)	–	(116,003)
Receive	JPMorgan JPUSVCO2 Index (3)	Quarterly	(0.06%)	Quarterly	JPMorgan Chase Bank N.A.	08/31/22	USD	17,324,083	18,803	–	18,803
Receive	Morgan Stanley SPX 1-month Volatility Premium Intraday Hedge Index (4)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/22	USD	10,081,332	(37,884)	–	(37,884)
Receive	Morgan Stanley SPX 2-month Volatility Premium Intraday Hedge Index (5)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/22	USD	7,360,853	(12,016)	–	(12,016)
									$(967,815)	$–	$(967,815)

At July 31, 2022, the following OTC purchased equity options were outstanding for Voya Global Diversified Payment Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Cost	Fair Value
S&P 500 Index	Goldman Sachs International	Call	08/31/22	USD	4,316.150	1,162	USD	4,799,397	$26,613	$26,613
									$26,613	$26,613

At July 31, 2022, the following OTC written equity options were outstanding for Voya Global Diversified Payment Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
S&P 500 Index	Goldman Sachs International	Call	08/31/22	USD	4,140.620	1,162	USD	4,799,397	$102,011	$(102,011)
S&P 500 Index	Goldman Sachs International	Call	08/31/22	USD	4,192.240	2,349	USD	9,702,051	148,694	(148,694)

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
S&P 500 Index	Goldman Sachs International	Call	08/31/22	USD	4,254.200	2,349	USD	9,702,051	$92,965	$(92,965)
									$343,670	$(343,670)

(1)	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
USD	-	United States Dollar

(2) The following table represents the individual positions within the total return swap as of July 31, 2022:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 9/16/22	$4,586,614	45.53%

Written Call Options
S&P 500® Index, Strike Price $3,975, expires 8/19/22	(259,520)	(2.58%)

Cash	5,747,424	57.05%
Total Notional Amount	$10,074,518	100%

(3) The following table represents the individual positions within the total return swap as of July 31, 2022:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 9/16/22	$4,573,437	26.40%

Written Call Options
S&P 500® Index, Strike Price $4,220, expires 8/26/22	(137,058)	(0.79%)

Cash	12,887,704	74.39%
Total Notional Amount	$17,324,083	100%

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

(4) The following table represents the individual positions within the total return swap as of July 31, 2022:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 9/16/22	$9,017,330	89.45%

Written Call Options
S&P 500® Index, Strike Price $3,935, expires 8/19/22	(579,752)	(5.75%)

Cash	1,643,754	16.30%
Total Notional Amount	$10,081,332	100%

(5) The following table represents the individual positions within the total return swap as of July 31, 2022:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 03/18/22	$4,510,197	61.27%

Written Call Options
S&P 500® Index, Strike Price $4,000, expires 08/19/22	(21,017)	(0.29%)
S&P 500® Index, Strike Price $4,005, expires 08/19/22	(20,391)	(0.28%)
S&P 500® Index, Strike Price $4,010, expires 08/19/22	(19,837)	(0.27%)
S&P 500® Index, Strike Price $4,135, expires 09/16/22	(14,382)	(0.20%)
S&P 500® Index, Strike Price $3,965, expires 08/19/22	(14,084)	(0.19%)
S&P 500® Index, Strike Price $3,980, expires 08/19/22	(13,202)	(0.18%)
S&P 500® Index, Strike Price $3,935, expires 08/19/22	(12,489)	(0.17%)
S&P 500® Index, Strike Price $3,970, expires 08/19/22	(12,441)	(0.17%)
S&P 500® Index, Strike Price $3,950, expires 08/19/22	(12,133)	(0.16%)
S&P 500® Index, Strike Price $3,975, expires 08/19/22	(11,785)	(0.16%)
S&P 500® Index, Strike Price $4,015, expires 09/16/22	(11,658)	(0.16%)
S&P 500® Index, Strike Price $4,015, expires 08/19/22	(10,612)	(0.14%)
S&P 500® Index, Strike Price $3,995, expires 08/19/22	(9,652)	(0.13%)
S&P 500® Index, Strike Price $4,050, expires 08/19/22	(8,931)	(0.12%)
S&P 500® Index, Strike Price $4,060, expires 08/19/22	(7,944)	(0.11%)
S&P 500® Index, Strike Price $4,090, expires 08/19/22	(7,770)	(0.11%)
S&P 500® Index, Strike Price $4,090, expires 09/16/22	(7,416)	(0.10%)
S&P 500® Index, Strike Price $4,110, expires 08/19/22	(6,876)	(0.09%)
S&P 500® Index, Strike Price $4,120, expires 09/16/22	(6,113)	(0.08%)
S&P 500® Index, Strike Price $4,145, expires 09/16/22	(5,839)	(0.08%)
S&P 500® Index, Strike Price $4,175, expires 09/16/22	(5,502)	(0.07%)
S&P 500® Index, Strike Price $4,185, expires 09/16/22	(5,330)	(0.07%)
S&P 500® Index, Strike Price $4,230, expires 09/16/22	(4,206)	(0.06%)
	(249,610)	(3.39%)

Cash	3,100,266	42.12%
Total Notional Amount	$7,360,853	100%

* Notional amount represents the fair value of each underlying component (including the financing rate, if any) allocated to each underlying component on a pro-rata basis.

At July 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $372,132,178.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,828,767
Gross Unrealized Depreciation	(53,390,532)

Net Unrealized Depreciation	$(51,561,765)